ING Funds Distributor, Inc.
230 Park Avenue
New York, New York 10169
(212) 309-8650



                                  June 22, 2000


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                      Re: Insured Municipal Securities Trust, New Jersey Navigator Insured Series 12
                             File No. 33-52397

Gentlemen:

               As Sponsor of the above-referenced Trust, we are writing this letter to certify that:

               (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

               (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on April 28, 2000 and became effective April 29, 2000 pursuant to Rule 485(b).

                                          Insured Municipal Securities Trust,
                                          New Jersey Navigator Insured Series 12


                                          ING Funds Distributor, Inc.


                                          By:  /s/ Peter J. DeMarco
                                               ----------------------
                                               Peter J. DeMarco
                                               Authorized Signatory


NYC55/4717.1